Inventories	12 Months Ended
Dec. 31, 2024
Inventories.
Inventories

8. Inventories

Inventories consist of the following:

	As of December 31,
	2023	2024
Finished products
Vehicles	3,914,310	5,160,670
Other finished products	504,870	648,000
Raw materials and work in process	2,521,705	2,426,473
Inventories	6,940,885	8,235,143
Inventory valuation allowance	(68,906)	(49,539)
Inventories, net	6,871,979	8,185,604

Finished products primarily include vehicles ready for sale, spare parts and goods for online store and accessories.

Raw materials primarily consist of materials for volume production and work in process primarily consist of materials in production, which will be transferred into production cost when incurred.